Vessels, net (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, net
Schedule of vessels, net

		Dry-docking and
	Vessels’ cost	special survey costs	Total
Cost
Balance – January 1, 2023	$1,138,221,805	13,705,520	1,151,927,325
Fully amortized Dry-Dock component	—	(1,600,000)	(1,600,000)
Additions	—	4,109,803	4,109,803
Balance – December 31, 2023	$1,138,221,805	$16,215,323	$1,154,437,128
Fully amortized Dry-Dock component	—	(2,000,000)	(2,000,000)
Additions	—	3,583,941	3,583,941
Balance - June 30, 2024	$1,138,221,805	$17,799,264	$1,156,021,069
Accumulated Depreciation
Balance – January 1, 2023	(120,665,575)	(6,965,715)	(127,631,290)
Fully amortized Dry-Dock component	—	1,600,000	1,600,000
Depreciation charge for the period	(37,517,768)	(2,819,890)	(40,337,658)
Balance – January 1, 2024	$(158,183,343)	$(8,185,605)	$(166,368,948)
Fully amortized Dry-Dock component	—	2,000,000	2,000,000
Depreciation charge for the period	(18,706,321)	(1,602,640)	(20,308,961)
Balance – June 30, 2024	$(176,889,664)	$(7,788,245)	$(184,677,909)
Net Book Value – January 1, 2024	$980,038,462	$8,029,718	$988,068,180
Net Book Value – June 30, 2024	$961,332,141	$10,011,019	$971,343,160